FSB Bancorp, Inc. (Parent Company Only) Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
FSB Bancorp, Inc. (Parent Company Only) Financial Information
Schedule of Balance Sheets

	December 31
	2019	2018
	(In Thousands)
Assets
Cash and cash equivalents	$1,474	$1,570
Investment in banking subsidiary	29,796	29,661
ESOP loan receivable	297	331
Total Assets	$31,567	$31,562

Liabilities and Stockholders’ Equity

Total Liabilities	$23	$49

Stockholders’ Equity	31,544	31,513

Total Liabilities and Stockholders’ Equity	$31,567	$31,562

Schedule of Statements of Income

	Year Ended December 31
	2019	2018
	(In Thousands)
Interest Income	$39	$36
Other Expense	(447)	(500)
Equity in undistributed (loss) earnings of banking subsidiary	(105)	599

Net (Loss) Income	$(513)	$135

Schedule of Statements of Cash Flows

	Year Ended December 31
	2019	2018
	(In Thousands)
Cash flows from operating activities
Net (loss) income	$(513)	$135
Adjustments to reconcile net (loss) income to net cash flows from operating activities
Equity in undistributed loss (earnings) of banking subsidiary	105	(599)
Stock based compensation	304	310
Net (decrease) increase in other liabilities	(26)	15
Net cash flows from operating activities	(130)	(139)
Cash flows from investing activities
Payments received on ESOP loan	34	34
Net cash flows from investing activities	34	34

Cash flows from financing activities
Purchase of common stock	—	(42)
Net cash flows from financing activities	—	(42)

Net decrease in cash and cash equivalents	(96)	(147)
Cash and cash equivalents - beginning	1,570	1,717

Cash and cash equivalents - ending	$1,474	$1,570